Expense Example - Voya Balanced Portfolio	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs
USD ($)	76	252	443	995	101	330	578	1,288